Cash Flows Statement Data	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Cash Flows Statement Data [Abstract]
Cash Flows Statement Data

19. Cash Flows Statement Data

Other noncash items included in the reconciliation of net income to net cash flows from operating activities include the following:

	Successor		Predecessor
	Three Months	Two Months	One Month
	Ended March 31,	Ended March 31,	Ended January 31,
	2012	2011	2011
Workers’ compensation and insurance liability	$0.6	$0.2	$0.1
Abandonment expense	0.3	0.3	—
Asset retirement obligation accretion expense	0.5	0.3	0.1
Asset retirement obligation changes in estimates	—	0.9	—
Inventory write-downs	—	0.7	—
FIN 48 liability adjustment	—	1.0	(0.4)
Other net adjustments	0.9	—	—

Total	$2.3	$3.4	$(0.2)

Other, net, included in the reconciliation of net income to net cash flows from operating activities includes the following:

	Successor		Predecessor
	Three Months	Two Months	One Month
	Ended March 31,	Ended March 31,	Ended January 31,
	2012	2011	2011
Pension and postretirement	$(1.5)	$(0.7)	$—
Asset retirement obligation expenditures	—	(0.4)	—
Environmental expenditures, net of reimbursements	—	33.1	—
Other net adjustments	1.3	(0.5)	1.0

Total	$(0.2)	$31.5	$1.0

9. Cash Flows Statement Data

Other noncash items included in the reconciliation of net income (loss) to net cash flows from operating activities include the following:

	Successor	Predecessor
	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31,
			2010	2009
	(Millions of dollars)
Workers’ compensation and insurance liability	$1.6	$0.1	$3.7	$1.9
Abandonment expense	6.3	—	0.7	5.6
Asset retirement obligation accretion expense	1.9	0.1	0.4	0.6
Asset retirement obligation changes in estimates	0.9	—	(0.2)	(0.6)
Inventory write-downs	0.4	—	0.6	—
Equity in loss of affiliates	—	—	2.0	0.3
FIN 48 liability adjustment	(17.8)	(0.4)	3.6	2.6
Other net adjustments	—	—	(2.7)	0.3

Total	$(6.7)	$(0.2)	$8.1	$10.7

Other, net, included in the reconciliation of net income (loss) to net cash flows from operating activities includes the following:

	Successor	Predecessor
	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31,
			2010	2009
	(Millions of dollars)
Environmental expenditures, net of reimbursements	$33.2	$—	$12.7	$7.5
Pension and postretirement	(7.4)	—	(7.0)	(6.2)
Asset retirement obligation expenditures	(1.5)	—	(0.9)	(2.3)
Other net adjustments	(0.8)	1.0	0.7	(0.9)

Total	$23.5	$1.0	$5.5	$(1.9)